Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Summary of Finance Costs	2022 2021 Interest expense Short-term debt 153 44 Long-term debt 333 415 Lease liabilities 35 33 Total interest expense 521 492 Loss on early extinguishment of debt ‐ 142 Unwinding of discount on asset retirement obligations (Note 22) 29 (9) Interest on net defined benefit pension and other post-retirement plan obligations (Note 21) 8 9 Borrowing costs capitalized to property, plant and equipment (37) (29) Interest income (25) (8) Other finance costs 67 16 563 613